EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
EARNINGS/(LOSS) PER SHARE
Presented below are the basic and diluted earnings/(loss) per share for each period:

	2023	2022	2021
Basic earnings/(loss) per share	$0.01	$(0.38)	$1.41
Diluted earnings/(loss) per share	$0.01	$(0.38)	$1.35

Weighted average number of shares (in thousands)	2023	2022	2021
On a basic basis	137,306	139,012	145,660
Dilution for share awards and options(1)	4,494	—	6,280
On a diluted basis	141,800	139,012	151,940
(1)As there was a loss in 2022, the effect of potentially dilutive shares of 6,605k was not dilutive.